Accumulated Other Comprehensive Income - Changes in Accumulated Other Comprehensive Income by Component, Net of Tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	¥ 18,155,563		¥ (14,319,064)	¥ (15,304,673)
Other comprehensive (loss)/income before reclassification	238,312		1,845,888	(212,030)
Amounts reclassified from accumulated other comprehensive income	(9,635)		(59,024)	(54,214)
Total other comprehensive (loss)/income, net of tax	228,677	$ 32,847	1,786,864	(266,244)
Other comprehensive (income)/loss attributable to noncontrolling interests	(1,905)		(44)
Balances	9,613,390	1,380,877	18,155,563	(14,319,064)
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	1,879,171		91,618	356,392
Other comprehensive (loss)/income before reclassification	228,974		1,787,553	(264,774)
Total other comprehensive (loss)/income, net of tax	228,974		1,787,553	(264,774)
Other comprehensive (income)/loss attributable to noncontrolling interests	(1,926)
Balances	2,106,219	302,539	1,879,171	91,618
Unrealized Gain on Available-for-Sale Debt Securities
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	775		1,508	2,978
Other comprehensive (loss)/income before reclassification	9,338		58,335	52,744
Amounts reclassified from accumulated other comprehensive income	(9,635)		(59,024)	(54,214)
Total other comprehensive (loss)/income, net of tax	(297)		(689)	(1,470)
Other comprehensive (income)/loss attributable to noncontrolling interests	21		(44)
Balances	499	72	775	1,508
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	1,879,946		93,126	359,370
Total other comprehensive (loss)/income, net of tax	226,772		1,786,820	(266,244)
Balances	¥ 2,106,718	$ 302,611	¥ 1,879,946	¥ 93,126